FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 59,010	$ 61,175
Financial liabilities	(286,537)	(261,308)
Balance, beginning of period	61,175
Balance, beginning of period	261,308
Balance, end of period	59,010	61,175
Balance, end of period	286,537	261,308
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,801	5,831
Financial liabilities	(3,518)	(3,092)
Balance, beginning of period	5,831
Balance, beginning of period	3,092
Balance, end of period	8,801	5,831
Balance, end of period	3,518	3,092
Level 3 | At fair value
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,801	5,831
Financial liabilities	(3,518)	(3,092)
Balance, beginning of period	5,831	2,232
Balance, beginning of period	3,092	2,714
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	317	95
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(444)	(394)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	654	(13)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(108)	(3)
Additions, net of disposals	1,270	3,057
Additions, net of disposals	1,034	775
Balance, end of period	8,801	5,831
Balance, end of period	3,518	3,092
Transfers into Level 3 of fair value hierarchy, assets	773	460
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	(56)	0
Transfers out of Level 3 of fair value hierarchy, assets	(44)	0
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(3,259)	(2,419)
Balance, beginning of period	2,419
Balance, end of period	3,259	2,419
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(259)	(673)
Balance, beginning of period	673
Balance, end of period	259	673
Level 3 | Discounted cash flows | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(3,259)
Balance, end of period	3,259
Level 3 | Discounted cash flows | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(259)
Balance, end of period	259
Corporate bonds | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		324
Balance, beginning of period	324
Balance, end of period		324
Corporate bonds | Level 3 | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	777
Balance, end of period	777
Fixed income securities and other | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,903	3,376
Balance, beginning of period	3,376
Balance, end of period	4,903	3,376
Fixed income securities and other | Level 3 | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,903
Balance, end of period	4,903
Equity investments [member] | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,015	2,120
Balance, beginning of period	2,120
Balance, end of period	3,015	$ 2,120
Equity investments [member] | Level 3 | Black-Scholes model
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,015
Balance, end of period	3,015
Accounts receivable and other | Level 3 | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	89
Balance, end of period	$ 89